Description of business and organization -JICA (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 29, 2023
Description of business and organization
Payment to acquire business	¥ 1
Consideration transferred, liabilities incurred		¥ 265,667
Investment period	3 years
ASSETS
Total current assets		3,288,741		¥ 3,853,333		$ 463,210
Total non-current assets		978,903		877,699		137,876
Total assets		4,267,644		4,731,032		601,086
LIABILITIES
Total current liabilities		4,215,479		3,927,441		593,738
Total non-current liabilities		886,624		838,047		124,879
Total liabilities		5,102,103		4,765,488		$ 718,617
Revenues		4,666,147	$ 657,213	3,561,994	¥ 2,779,063
Cost of revenues		(3,396,118)	(478,333)	(2,568,115)	(1,962,000)
Gross profit		1,270,029	178,880	993,879	817,063
Loss from operation		(917,713)	(129,257)	(1,628,221)	(1,000,178)
Profit (loss) before income taxes		(1,018,823)	(143,498)	(1,578,081)	(1,169,897)
Net loss attributable to ECARX Holdings Inc.		¥ (940,191)	$ (132,423)	(1,564,164)	(1,173,955)
JICA
ASSETS
Total current assets				572,259
Total non-current assets				43,655
Total assets				615,914
LIABILITIES
Total current liabilities				486,351
Total non-current liabilities				9,229
Total liabilities				495,580
Revenues				5,138	0
Cost of revenues				(1,475)	(130)
Gross profit				3,663	(130)
Loss from operation				(167,952)	(18,493)
Profit (loss) before income taxes				(136,512)	13,380
Net loss attributable to ECARX Holdings Inc.				¥ (144,005)	¥ 9,965
Hubei ECARX | JICA
Description of business and organization
Amount of cash consideration	¥ 266,667
Hubei ECARX | JICA | JICA
Description of business and organization
Equity interest							50.00%
JICA | Hubei ECARX | JICA
Description of business and organization
Controlling interest, percent	70.00%
JICA | Geely Auto | JICA | JICA
Description of business and organization
Equity interest (as a percent)							50.00%